Significant Accounting Policies - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Collaborative and Support Revenue
Deferred revenue	$ 58,000		$ 58,000		$ 38,414	$ 459,389
Research and Development
Research and Development Expense	4,400,000	$ 2,384,000	10,709,000	$ 7,506,000	9,593,474	7,240,702
Advertising Expense
Advertising expense					15,020	156,393
Income Taxes
Uncertain tax position	$ 0		0		0	0
Interest or penalties			$ 0		$ 0	$ 0